Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000015684
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 36,819	$ 35,479	$ 33,360	$ 30,497	$ 30,135	$ 33,219	$ 34,638	$ 33,556	$ 33,647	$ 31,432	$ 31,310	$ 30,484	$ 29,696	$ 30,286	$ 28,645	$ 27,561	$ 28,954	$ 28,253	$ 26,647	$ 25,973	$ 24,688	$ 22,152	$ 22,559	$ 23,953	$ 24,180	$ 23,579	$ 22,358	$ 21,465	$ 21,177	$ 19,773	$ 20,120	$ 18,455	$ 19,970	$ 19,187	$ 18,111	$ 20,159	$ 21,406	$ 19,333	$ 20,679	$ 21,406	$ 24,925	$ 24,252	$ 24,800	$ 27,859	$ 27,500	$ 27,654	$ 25,469	$ 26,975	$ 26,026	$ 25,208	$ 23,695	$ 24,119	$ 22,547	$ 22,449	$ 22,642	$ 22,576	$ 21,724	$ 20,191	$ 20,625	$ 21,321	$ 19,863	$ 18,246	$ 17,460	$ 16,361	$ 14,329	$ 15,808	$ 16,913	$ 16,077	$ 15,806	$ 15,222	$ 14,960	$ 14,986	$ 14,945	$ 14,624	$ 13,648	$ 14,435	$ 13,734	$ 13,253	$ 12,708	$ 11,741	$ 12,907	$ 12,796	$ 14,153	$ 13,950	$ 13,119	$ 12,807	$ 12,593	$ 12,187	$ 12,068	$ 12,290	$ 12,699	$ 11,998	$ 11,927	$ 11,541	$ 11,471	$ 11,388	$ 11,361	$ 11,101	$ 11,128	$ 10,783	$ 10,431	$ 10,464	$ 9,989	$ 9,614	$ 9,457	$ 9,290	$ 9,587	$ 9,572	$ 9,591	$ 9,075	$ 9,195	$ 8,988	$ 9,045	$ 8,489	$ 8,604	$ 9,367	$ 9,412	$ 9,256	$ 8,573	$ 8,833	$ 9,425
C000015687
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 36,240	34,942	32,883	30,080	29,737	32,803	34,221	33,175	33,287	31,115	31,014	30,214	29,455	30,057	28,447	27,389	28,786	28,108	26,523	25,870	24,606	22,093	22,513	23,915	24,162	23,574	22,370	21,486	21,210	19,817	20,178	18,519	20,053	19,278	18,211	20,280	21,547	19,473	20,842	21,589	25,152	24,489	25,059	28,163	27,820	27,994	25,796	27,343	26,398	25,581	24,063	24,506	22,926	22,839	23,051	22,997	22,144	20,593	21,048	21,771	20,298	18,656	17,862	16,751	14,680	16,201	17,344	16,499	16,233	15,643	15,383	15,416	15,387	15,064	14,068	14,892	14,174	13,687	13,134	12,141	13,352	13,250	14,660	14,459	13,608	13,291	13,079	12,666	12,549	12,789	13,222	12,502	12,434	12,038	11,973	11,894	11,875	11,610	11,646	11,289	10,929	10,972	10,478	10,091	9,932	9,764	10,083	10,074	10,098	9,562	9,694	9,484	9,547	8,969	9,095	9,908	9,962	9,802	9,086	9,365	10,000
C000015689
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 40,054	38,589	36,280	33,157	32,756	36,100	37,637	36,455	36,546	34,129	33,994	33,087	32,226	32,860	31,073	29,893	31,396	30,627	28,878	28,144	26,746	23,993	24,431	25,934	26,176	25,519	24,190	23,219	22,902	21,380	21,750	19,945	21,579	20,727	19,564	21,767	23,111	20,871	22,316	23,096	26,889	26,156	26,745	30,035	29,643	29,802	27,442	29,058	28,031	27,143	25,511	25,960	24,265	24,152	24,354	24,278	23,359	21,707	22,166	22,909	21,340	19,599	18,748	17,565	15,380	16,965	18,145	17,249	16,953	16,322	16,039	16,063	16,018	15,668	14,621	15,463	14,706	14,187	13,605	12,564	13,807	13,688	15,135	14,912	14,021	13,685	13,457	13,018	12,887	13,123	13,554	12,807	12,728	12,313	12,234	12,143	12,113	11,833	11,857	11,486	11,110	11,143	10,635	10,236	10,065	9,886	10,198	10,180	10,198	9,648	9,774	9,551	9,610	9,019	9,139	9,948	9,993	9,826	9,099	9,371	10,000
C000015690
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 4,006,966	3,859,910	3,628,881	3,316,746	3,276,602	3,611,267	3,764,877	3,646,495	3,655,476	3,414,144	3,400,548	3,309,907	3,223,798	3,286,869	3,108,609	2,990,020	3,140,711	3,064,043	2,888,804	2,815,536	2,675,567	2,400,141	2,443,942	2,594,275	2,618,403	2,552,701	2,419,814	2,322,561	2,291,010	2,138,820	2,175,939	1,995,168	2,158,445	2,073,528	1,956,990	2,177,631	2,311,934	2,087,740	2,232,347	2,310,513	2,689,618	2,616,426	2,675,050	3,004,413	2,965,071	2,980,785	2,744,745	2,906,797	2,804,000	2,714,953	2,551,591	2,596,769	2,427,187	2,415,729	2,436,354	2,428,497	2,336,371	2,171,373	2,217,259	2,291,743	2,134,602	1,960,490	1,875,320	1,757,150	1,539,038	1,697,122	1,815,292	1,725,407	1,695,531	1,632,469	1,603,913	1,605,698	1,601,236	1,566,433	1,461,726	1,545,611	1,470,353	1,418,297	1,359,995	1,256,775	1,380,965	1,368,875	1,513,663	1,491,453	1,402,331	1,368,594	1,345,541	1,301,683	1,288,750	1,312,366	1,355,662	1,280,878	1,272,760	1,231,528	1,223,390	1,214,439	1,211,184	1,183,244	1,185,956	1,148,793	1,111,088	1,114,614	1,063,617	1,023,742	1,006,457	988,760	1,019,856	1,018,339	1,019,856	964,995	977,636	955,388	960,950	902,044	913,926	994,827	999,345	982,740	909,985	937,295	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	35,117	34,353	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,847	30,133	29,701	28,749	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082	21,404	21,926	20,549	21,817	20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145	24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,253	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	35,117	34,353	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,847	30,133	29,701	28,749	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082	21,404	21,926	20,549	21,817	20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145	24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,253	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	35,117	34,353	32,698	30,736	30,920	32,819	33,403	32,373	33,301	31,287	31,507	30,847	30,133	29,701	28,749	27,457	28,677	27,786	26,362	26,000	24,777	22,660	23,222	24,367	24,801	23,976	22,459	22,355	22,082	21,404	21,926	20,549	21,817	20,697	19,161	21,114	21,958	20,087	21,923	21,956	24,105	23,318	23,976	25,408	24,419	24,751	23,145	24,260	23,577	23,097	22,533	22,426	21,281	20,505	19,927	20,093	19,278	17,247	17,673	18,343	17,089	16,144	15,795	15,003	13,252	15,270	16,629	16,611	16,144	15,557	15,234	14,974	15,253	15,020	14,035	14,990	14,408	14,162	13,698	12,639	13,905	13,628	14,666	14,610	14,124	13,652	13,565	13,227	13,182	13,488	14,002	13,274	13,127	12,739	12,453	12,194	12,156	11,920	11,837	11,688	11,566	11,558	11,128	10,908	10,707	10,301	10,506	10,497	10,484	10,099	10,076	9,903	9,849	9,208	9,211	9,735	9,913	9,880	9,141	9,398	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	3,511,685	3,435,347	3,269,762	3,073,554	3,091,955	3,281,890	3,340,316	3,237,268	3,330,110	3,128,688	3,150,703	3,084,746	3,013,320	2,970,097	2,874,945	2,745,653	2,867,679	2,778,605	2,636,244	2,599,985	2,477,673	2,266,036	2,322,161	2,436,675	2,480,059	2,397,609	2,245,924	2,235,512	2,208,151	2,140,442	2,192,617	2,054,850	2,181,713	2,069,745	1,916,075	2,111,441	2,195,750	2,008,664	2,192,266	2,195,603	2,410,474	2,331,787	2,397,580	2,540,833	2,441,922	2,475,125	2,314,526	2,425,960	2,357,722	2,309,740	2,253,279	2,242,633	2,128,077	2,050,480	1,992,730	2,009,278	1,927,780	1,724,686	1,767,304	1,834,345	1,708,916	1,614,384	1,579,456	1,500,298	1,325,184	1,526,973	1,662,857	1,661,064	1,614,441	1,555,651	1,523,366	1,497,411	1,525,349	1,502,023	1,403,492	1,499,016	1,440,829	1,416,174	1,369,795	1,263,878	1,390,523	1,362,789	1,466,568	1,461,020	1,412,354	1,365,238	1,356,466	1,322,703	1,318,223	1,348,839	1,400,247	1,327,383	1,312,748	1,273,899	1,245,336	1,219,369	1,215,567	1,191,962	1,183,697	1,168,781	1,156,554	1,155,824	1,112,752	1,090,817	1,070,702	1,030,092	1,050,578	1,049,747	1,048,354	1,009,883	1,007,601	990,260	984,904	920,763	921,079	973,476	991,310	988,046	914,088	939,847	1,000,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	48,297	46,540	43,751	40,194	39,495	43,128	44,735	43,867	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,560	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	48,297	46,540	43,751	40,194	39,495	43,128	44,735	43,867	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,560	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	48,297	46,540	43,751	40,194	39,495	43,128	44,735	43,867	43,484	40,835	40,971	39,842	39,029	39,704	37,196	35,095	36,650	36,016	33,715	32,895	31,500	28,404	28,814	30,471	30,747	29,745	27,841	26,628	26,367	24,680	24,977	23,055	24,967	23,879	22,560	24,989	26,210	23,402	25,415	26,020	29,594	28,479	29,743	32,535	31,861	31,668	29,144	30,873	29,760	28,810	27,110	27,490	25,739	25,304	25,310	25,498	24,377	22,113	22,890	24,021	21,774	20,218	19,375	18,156	15,815	17,541	18,823	18,411	17,872	17,113	16,644	16,642	16,770	16,400	15,346	16,381	15,673	15,239	14,712	13,499	14,769	14,614	16,049	15,960	15,132	14,701	14,560	13,949	13,901	14,292	14,677	13,707	13,601	13,200	12,707	12,544	12,318	11,999	12,031	11,726	11,464	11,333	10,881	10,526	10,398	10,176	10,421	10,383	10,435	9,964	10,004	9,813	9,904	9,278	9,282	9,831	9,977	9,949	9,160	9,393	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	$ 4,829,721	$ 4,654,022	$ 4,375,081	$ 4,019,439	$ 3,949,491	$ 4,312,799	$ 4,473,518	$ 4,386,747	$ 4,348,363	$ 4,083,505	$ 4,097,063	$ 3,984,189	$ 3,902,900	$ 3,970,439	$ 3,719,619	$ 3,509,521	$ 3,664,974	$ 3,601,571	$ 3,371,541	$ 3,289,496	$ 3,150,008	$ 2,840,376	$ 2,881,400	$ 3,047,114	$ 3,074,722	$ 2,974,511	$ 2,784,118	$ 2,662,754	$ 2,636,740	$ 2,468,035	$ 2,497,698	$ 2,305,537	$ 2,496,674	$ 2,387,866	$ 2,256,006	$ 2,498,942	$ 2,621,041	$ 2,340,171	$ 2,541,485	$ 2,601,975	$ 2,959,351	$ 2,847,946	$ 2,974,274	$ 3,253,507	$ 3,186,143	$ 3,166,781	$ 2,914,353	$ 3,087,257	$ 2,975,988	$ 2,881,040	$ 2,710,960	$ 2,748,982	$ 2,573,860	$ 2,530,387	$ 2,530,973	$ 2,549,839	$ 2,437,725	$ 2,211,305	$ 2,289,045	$ 2,402,062	$ 2,177,374	$ 2,021,817	$ 1,937,451	$ 1,815,565	$ 1,581,542	$ 1,754,103	$ 1,882,290	$ 1,841,131	$ 1,787,209	$ 1,711,291	$ 1,664,370	$ 1,664,163	$ 1,677,007	$ 1,639,975	$ 1,534,585	$ 1,638,067	$ 1,567,258	$ 1,523,884	$ 1,471,243	$ 1,349,905	$ 1,476,884	$ 1,461,362	$ 1,604,882	$ 1,595,962	$ 1,513,224	$ 1,470,068	$ 1,456,049	$ 1,394,908	$ 1,390,052	$ 1,429,246	$ 1,467,731	$ 1,370,653	$ 1,360,065	$ 1,319,965	$ 1,270,728	$ 1,254,418	$ 1,231,837	$ 1,199,943	$ 1,203,113	$ 1,172,622	$ 1,146,404	$ 1,133,296	$ 1,088,101	$ 1,052,629	$ 1,039,758	$ 1,017,616	$ 1,042,087	$ 1,038,289	$ 1,043,473	$ 996,439	$ 1,000,368	$ 981,312	$ 990,356	$ 927,785	$ 928,181	$ 983,063	$ 997,704	$ 994,911	$ 916,035	$ 939,271	$ 1,000,000